Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 01, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

From time to time, we grant stock options to our employees, including our named executive officers. Historically, we have granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter, which are scheduled far in advance. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of our stockholders, respectively, pursuant to our non-employee director compensation policy. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee considers whether there is any material nonpublic information about us when determining the timing of stock option grants and does not seek to time the award of stock options in relation to our public disclosure of material nonpublic information. We have not timed the release of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	From time to time, we grant stock options to our employees, including our named executive officers. Historically, we have granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter, which are scheduled far in advance. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of our stockholders, respectively, pursuant to our non-employee director compensation policy. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee considers whether there is any material nonpublic information about us when determining the timing of stock option grants and does not seek to time the award of stock options in relation to our public disclosure of material nonpublic information. We have not timed the release of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table sets forth information relating to the grant of stock options close in time to the filing of certain SEC reports.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award(1)
Percentage change in the closing
market price of the securities
underlying the award between the
trading day ending immediately prior to
the disclosure of material nonpublic
information and the trading day
beginning immediately following the
disclosure of material nonpublic
information(2)

(a)	(b)	(c)	(d)	(e)	(f)
Kathy Lee-Sepsick	2/1/2024	204,900	$0.80	$139,117	51.9% increase
Daniel Currie	2/1/2024	61,900	$0.80	$37,917	51.9% increase
Dov Elefant	2/1/2024	84,000	$0.80	$57,032	51.9% increase

(1)	Amounts reflect the grant date fair value of each option award granted, calculated in accordance with ASC 718.
(2)
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the filing of the Company’s Current Report on Form 8-K announcing the appointment of our former Chief Commercial Officer and the trading day beginning immediately following the date of the filing of such 8-K.

Kathy Lee-Sepsick [Member]
Awards Close in Time to MNPI Disclosures
Awards Close in Time to MNPI Disclosures, Individual Name		Kathy Lee-Sepsick
Award Underlying Securities Amount | shares		204,900
Award Exercise Price | $ / shares		$ 0.8
Award Grant Date Fair Value | $		$ 139,117
Underlying Security Market Price Change, Percent		0.519
Daniel Currie [Member]
Awards Close in Time to MNPI Disclosures
Awards Close in Time to MNPI Disclosures, Individual Name		Daniel Currie
Award Underlying Securities Amount | shares		61,900
Award Exercise Price | $ / shares		$ 0.8
Award Grant Date Fair Value | $		$ 37,917
Underlying Security Market Price Change, Percent		0.519
Dov Elefant [Member]
Awards Close in Time to MNPI Disclosures
Awards Close in Time to MNPI Disclosures, Individual Name		Dov Elefant
Award Underlying Securities Amount | shares		84,000
Award Exercise Price | $ / shares		$ 0.8
Award Grant Date Fair Value | $		$ 57,032
Underlying Security Market Price Change, Percent		0.519